Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital
11.	SHARE CAPITAL

a)	Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)	Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31, 2012	As at December 31, 2011
Common shares	121,540,562	123,236,813
Securities convertible into common shares
Stock options	8,185,949	8,821,980
Deferred stock units (DSUs)	79,792	73,658

	129,806,303	132,132,451

As at December 31, 2011, no preferred shares or special preferred shares were issued or outstanding.

c)	Common Shares

	Number	Amount
December 31, 2010	109,722,975	$355,709

Issued on exercise of stock options	2,599,738	6,086
Issued on sale of shares under Employee Share Purchase Plan	41,800	182
Issued on sale of shares in January 2011	11,400,000	71,992
Repurchased under normal course issuer bid	(527,700)	(2,871)
Transfer to additional paid in capital pursuant to normal course issuer bid	—	1,003
Transfer from additional paid-in capital on exercise of options	—	3,095
Tax benefit related to share issuance costs	—	1,410

December 31, 2011	123,236,813	$436,606

Issued on exercise of stock options	1,173,249	3,078
Transfer from additional paid-in capital on exercise of options	—	1,514
Issued on sale of shares under Employee Share Purchase Plan	55,600	231
Repurchased under normal course issuer bid	(2,925,100)	(10,362)

December 31, 2012	121,540,562	$431,067

During the year ended December 31, 2011, the Company raised net proceeds of $71,992 (CDN $72,104) (gross proceeds of $76,181 or CDN $75,240) through the sale of 11,400,000 common shares by way of short form prospectus. The financing was priced at $6.68 per common share (CDN $6.60 per common share).

The Company paid quarterly cash dividends as follows:

	2012		2011
	Per Share	Total	Per Share	Total
1st Quarter	$0.025	$3,041	$0.0125	$1,314
2nd Quarter	0.030	3,679	0.0250	3,107
3rd Quarter	0.030	3,663	0.0250	3,148
4th Quarter	0.035	4,234	0.0250	3,099

	$0.120	$14,617	$0.0875	$10,668

The Company declared quarterly dividends as follows:

	2012	2011
1st Quarter	$0.030	$0.025
2nd Quarter	0.030	0.025
3rd Quarter	0.035	0.025
4th Quarter	0.035	0.025

On December 13, 2011, the Company received regulatory approval to make a normal course issuer bid (the “2011 NCIB”) through the facilities of the TSX. Under the 2011 NCIB, the Company was permitted to purchase up to 6,183,347 common shares. The 2011 NCIB commenced on December 15, 2011 and was completed on March 3, 2012. The Company repurchased 1,975,100 common shares under the 2011 NCIB during the three months ended March 31, 2012 for a total of $10,836.

On March 13, 2012, the Company received regulatory approval to make a normal course issuer bid (the “2012 NCIB”) through the facilities of the TSX. Under the 2012 NCIB, the Company is permitted to purchase up to 9,500,000 common shares. The 2012 NCIB commenced on March 15, 2012 and was completed on December 13, 2012. The Company repurchased 950,000 common shares under the 2012 NCIB for a total of $4,893.

d)	Stock Options

WiLAN has an Option Plan, a DSU plan, an Employee Stock Purchase Plan, and a RSU plan for its directors, employees and consultants. The current RSU plan calls for settlement only in cash. The Option Plan, the DSU plan and the Employee Stock Purchase Plan are considered “security based compensation arrangements” for the purposes of the TSX. The Company is authorized to issue up to an aggregate of 10% of its outstanding common shares under these “security based compensation arrangements”, with the common shares authorized for issuance under the DSU plan limited to 246,348 and under the Employee Purchase Plan limited to 360,800. The options vest at various times ranging from immediate vesting on grant to vesting over a three to four year period. Options generally have a six year life.

Option activity for the years ended December 31, 2012 and 2011 was as follows:

		Price per Share			Exercisable Options
	Number of Options	Price Range		Weighted Average	Number	Weighted Average	Remaining Life-Years
December 31, 2010	6,843,217	$0.72	$5.62	$2.87	3,185,513	$2.49	2.54

Granted	4,871,500	5.34	7.09	5.77
Exercised	(2,599,738)	0.72	5.01	2.30
Forfeited	(292,999)	1.88	5.52	4.13

December 31, 2011	8,821,980	$0.72	$7.09	$4.60	2,657,192	$3.12	3.42

Granted	1,660,614	4.94	5.05	5.02
Exercised	(1,173,249)	1.88	5.01	2.63
Forfeited	(1,123,396)	1.42	7.09	5.59

December 31, 2012	8,185,949	$1.42	$7.09	$4.83	3,637,490	$4.21	3.55

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2012	2011
Risk free interest rate	1.3%	1.9%
Volatility	49%	55%
Expected option life (in years)	3.6	3.6
Dividend yield	2.1%	1.2%
Forfeiture rate	9.4%	8.8%

The weighted average fair value per option granted during the year ended December 31, 2012 was CDN $1.65 (2011 – CDN $2.32).

The intrinsic value of options exercised was $2,966 for the year ended December 31, 2012 (2011 – $11,019). Intrinsic value is the total value of exercised options based on the price of the Company’s common shares at the time of the exercise less the proceeds received from the employees to exercise the options.

The intrinsic value of the exercisable options was $2,989 as at December 31, 2012.

The total fair value of options vested was $4,266 for the year ended December 31, 2012.

As of December 31, 2012, there was $6,260 of total unrecognized stock-based compensation costs, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 1.89 years.

Details of the outstanding options at December 31, 2012 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2012	Remaining Term of Options in Years	Weighted Average	Exercisable Options at December 31, 2012	Weighted Average
$—	$1.00	—	—	$—	—	$—
1.01	2.00	459,763	1.28	1.87	459,763	1.87
2.01	3.00	780,851	2.78	2.51	780,851	2.51
3.01	4.00	64,821	3.62	3.39	42,215	3.39
4.01	7.09	6,880,514	4.58	5.30	2,354,661	5.24

$1.42	$7.09	8,185,949	4.21	$4.83	3,637,490	$4.21

Stock-based compensation expense for the year ended December 31, 2012 was $3,894 (2011 – $4,228). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2012 and 2011:

	2012	2011
Cost of revenue	$940	$748
Research and development	359	737
Marketing, general and administration	2,595	2,743

	$3,894	$4,228

During the year ended December 31, 2012, 1,123,396 stock options were cancelled as they related to former employees.

e)	Deferred Stock Units

The Company has a Deferred Stock Unit (“DSU”) plan as a tool to assist in the retention of selected employees and directors and to help conserve the Company’s cash position. Under the DSU plan, DSUs may be awarded and will become due when the conditions of retention have been met and employment terminated or completed. The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

DSUs issued and outstanding as at December 31, 2012 were 79,792 (2011 – 73,658). The liability recorded in respect of the outstanding DSUs was $366 as at December 31, 2012 (2011 – $427). The change in the liability is recorded as compensation expense.

During the year ended December 31, 2012, 6,134 DSUs were granted to certain directors in lieu of cash for their quarterly fees earned during the year ended December 31, 2012

f)	Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date. The liability recorded in respect of the vested RSUs was $1,156 as at December 31, 2012 (2011– $1,276). The change in the liability is recorded as compensation expense.

RSU activity for the years ended December 31, 2012 and 2011 was as follows:

Number of RSUs
December 31, 2010	467,120

Granted	342,750
Settled	(168,512)
Forfeited	(81,612)

December 31, 2011	559,746

Granted	274,900
Settled	(235,879)
Forfeited	(75,581)

December 31, 2012	523,186

During the year ended December 31, 2012, 75,581 RSUs (2011 – 81,612) were cancelled as they related to former employees.

g)	Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2012	2011
Basic weighted average common shares outstanding	121,451,967	122,741,326
Effect of options	—	2,258,318

Diluted weighted average common shares outstanding	121,451,967	124,999,644

The effect of options totaling 987,893 for fiscal 2012, were anti-dilutive.